Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of provision for income taxes expenses
	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Current	$-	$-
Deferred	-	-
Total income taxes expense	$-	$-

Schedule of income taxes expenses computed at the Hong Kong statutory tax rate

	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Net loss before tax	$(15,134,485)	$(2,561,507)

Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(2,497,190)	(422,649)
Impact of different tax rates in other jurisdictions	(3,066)	-
Non-taxable income	(95,018)	-
Non-deductible expenses	540,893	-
Prior year tax effect	-	(576,970)
Change in valuation allowance	2,054,381	999,619
Effective income tax expense	$-	$-

Scgedule of deferred tax asset
	December 31, 2018	December 31, 2017
Deferred tax asset:
Tax loss carry forward	$3,499,428	$1,249,900
Deferred tax liability:
Depreciation and amortization	(445,428)	(250,281)
Net deferred tax assets before valuation allowance	3,054,000	999,619
Valuation allowance	(3,054,000)	(999,619)
Deferred tax asset, net	$-	$-

Adjustments [Member]
Schedule of income taxes expenses computed at the Hong Kong statutory tax rate

	March 1, 2017 through December 31, 2017
	As previously reported	Adjustments	As adjusted
	(audited)

Net loss before tax	(2,561,507)	-	(2,561,507)

Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(422,649)	-	(422,649)
Previous year tax effect	-	(576,970)	(576,970)
Impact of different tax rates in other jurisdictions	393,217	(393,217)	-
Changes in valuation allowance	29,432	970,187	999,619
Effective income tax expense	-	-	-

Scgedule of deferred tax asset
	December 31, 2017
	As previously reported	Adjustments	As adjusted
	(audited)
Deferred tax asset:
Tax loss carry forward	29,432	1,220,468	1,249,900
Deferred tax liability
Depreciation and amortization	-	(250,281)	(250,281)
Net deferred tax assets before valuation allowance	29,432	970,187	999,619
Valuation allowance	(29,432)	(970,187)	(999,619)

Deferred tax asset, net	-	-	-